Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 913,977	€ 887,454
Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	685,831	646,357
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	212,037	221,772
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,985	5,798
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,124	13,526
Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	229,682	225,532
Netherlands [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	180,698	169,111
Netherlands [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	45,530	51,818
Netherlands [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,230	1,794
Netherlands [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,224	2,808
Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	117,919	121,282
Belgium [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	78,195	78,294
Belgium [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35,600	38,113
Belgium [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	868	1,159
Belgium [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,256	3,715
Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	141,956	140,722
Germany [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119,311	118,082
Germany [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	21,250	21,185
Germany [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	390	516
Germany [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,006	939
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,063	39,101
Poland [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,856	26,045
Poland [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,148	11,979
Poland [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	290	215
Poland [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	768	862
Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	37,542	34,512
Spain [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	29,522	26,622
Spain [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,647	7,468
Spain [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	89	102
Spain [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	284	320
United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	28,567	31,018
United Kingdom [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,820	25,924
United Kingdom [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,234	4,837
United Kingdom [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	56	101
United Kingdom [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	458	156
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	31,887	25,330
Luxembourg [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,150	19,528
Luxembourg [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,568	5,530
Luxembourg [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	81	191
Luxembourg [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	87	81
France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,517	22,721
France [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	20,622	16,688
France [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,774	5,870
France [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2	37
France [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119	126
Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	82,233	82,324
Rest of Europe [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	52,875	51,233
Rest of Europe [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27,993	29,051
Rest of Europe [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	308	679
Rest of Europe [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,056	1,360
America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	73,567	66,745
America [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	53,725	44,279
America [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,500	20,758
America [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	203	476
America [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,139	1,232
Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	48,159	47,594
Asia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	36,777	35,879
Asia [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,534	10,696
Asia [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	191	94
Asia [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	656	925
Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	51,382	48,451
Australia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	38,200	34,545
Australia [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,998	12,651
Australia [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	217	349
Australia [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	966	905
Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,501	2,121
Africa [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	79	127
Africa [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,259	1,816
Africa [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	58	83
Africa [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	105	95
Private Individuals [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	345,965	333,299
Private Individuals [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	113,846	114,219
Private Individuals [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,961	42,443
Private Individuals [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	95,583	88,178
Private Individuals [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,397	12,216
Private Individuals [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,895	21,775
Private Individuals [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	157	186
Private Individuals [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,388	3,203
Private Individuals [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,115	2,644
Private Individuals [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,215	14,717
Private Individuals [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	167	169
Private Individuals [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	155	173
Private Individuals [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35,058	33,346
Private Individuals [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27	29
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	107,094	113,250
Central Banks [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46,902	43,615
Central Banks [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,253	22,840
Central Banks [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	17,811	23,601
Central Banks [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	112	31
Central Banks [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,027	3,058
Central Banks [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,853	6,247
Central Banks [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,569	3,855
Central Banks [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,039	811
Central Banks [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,485	3,655
Central Banks [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Central Banks [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,856	4,090
Central Banks [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,168	1,424
Central Banks [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18	23
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	49,119	53,509
Commercial Banks [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,289	1,640
Commercial Banks [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	318	265
Commercial Banks [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,887	4,546
Commercial Banks [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	707	607
Commercial Banks [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	392	468
Commercial Banks [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,156	6,931
Commercial Banks [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,205	3,478
Commercial Banks [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,520	6,218
Commercial Banks [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,353	6,926
Commercial Banks [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,089	7,434
Commercial Banks [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,526	13,222
Commercial Banks [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,265	1,476
Commercial Banks [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	413	298
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	53,855	45,549
Natural resources [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,734	2,830
Natural resources [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,180	1,214
Natural resources [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,208	1,102
Natural resources [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	722	626
Natural resources [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	291	286
Natural resources [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,487	3,435
Natural resources [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,497	959
Natural resources [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	405	316
Natural resources [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,471	13,542
Natural resources [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,473	8,193
Natural resources [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,593	11,442
Natural resources [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,013	821
Natural resources [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	780	782
Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	47,642	51,623
Central Governments [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,911	6,636
Central Governments [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,396	6,762
Central Governments [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,179	2,010
Central Governments [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,473	8,956
Central Governments [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,417	4,435
Central Governments [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	67	55
Central Governments [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	203	175
Central Governments [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,065	2,130
Central Governments [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,695	10,020
Central Governments [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,927	8,949
Central Governments [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	299	344
Central Governments [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	533	712
Central Governments [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	477	439
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	48,906	42,848
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,043	2,743
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	921	940
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,146	3,301
Non-Bank Financial Institutions [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,718	1,502
Non-Bank Financial Institutions [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	72	126
Non-Bank Financial Institutions [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,764	6,348
Non-Bank Financial Institutions [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,798	4,054
Non-Bank Financial Institutions [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,790	1,547
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,947	4,096
Non-Bank Financial Institutions [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,088	14,726
Non-Bank Financial Institutions [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,209	3,089
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	411	376
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	52,699	53,632
Real estate [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	17,426	18,349
Real estate [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,011	10,540
Real estate [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,520	1,374
Real estate [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,357	2,478
Real estate [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,528	1,460
Real estate [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	436	313
Real estate [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,201	3,846
Real estate [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,254	3,511
Real estate [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,461	3,839
Real estate [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,521	2,889
Real estate [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	935	828
Real estate [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,045	4,197
Real estate [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4	7
Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	29,597	28,960
Transportation and logistics [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,572	4,162
Transportation and logistics [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,209	2,016
Transportation and logistics [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	506	1,503
Transportation and logistics [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,177	1,018
Transportation and logistics [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	723	539
Transportation and logistics [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,760	1,934
Transportation and logistics [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	582	641
Transportation and logistics [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	982	782
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,837	6,229
Transportation and logistics [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,410	3,628
Transportation and logistics [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,682	5,468
Transportation and logistics [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	645	743
Transportation and logistics [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	514	295
Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,340	22,843
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,581	6,623
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,869	2,783
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	616	306
Food, Beverages & Personal Care [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,146	1,932
Food, Beverages & Personal Care [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	489	515
Food, Beverages & Personal Care [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	711	782
Food, Beverages & Personal Care [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,600	1,663
Food, Beverages & Personal Care [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,232	789
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,580	2,202
Food, Beverages & Personal Care [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,131	3,975
Food, Beverages & Personal Care [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,140	1,072
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	235	191
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12	10
Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	21,743	20,993
Services [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,615	4,281
Services [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,115	9,307
Services [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,105	584
Services [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	866	783
Services [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119	159
Services [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	523	520
Services [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	450	454
Services [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,470	411
Services [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	861	1,054
Services [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,539	2,314
Services [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	479	612
Services [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	565	515
Services [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	36	0
General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	20,127	17,648
General Industries [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,389	4,176
General Industries [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,891	2,802
General Industries [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,011	1,030
General Industries [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,612	2,134
General Industries [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	381	252
General Industries [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	395	234
General Industries [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	532	266
General Industries [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	271	194
General Industries [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,363	3,014
General Industries [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,116	2,477
General Industries [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,151	1,053
General Industries [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15	16
General Industries [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Utilities [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,935	18,556
Utilities [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,545	1,731
Utilities [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,213	1,277
Utilities [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,024	1,815
Utilities [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	822	618
Utilities [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,270	610
Utilities [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,980	2,105
Utilities [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	397	583
Utilities [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,433	402
Utilities [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,202	2,975
Utilities [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,106	3,196
Utilities [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,355	1,716
Utilities [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,368	1,292
Utilities [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	220	237
Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	19,271	19,464
Lower Public Administration [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	343	432
Lower Public Administration [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,158	4,875
Lower Public Administration [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,787	7,526
Lower Public Administration [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	636	721
Lower Public Administration [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Lower Public Administration [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	296	583
Lower Public Administration [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,732	1,693
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	467	528
Lower Public Administration [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,197	1,026
Lower Public Administration [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46	30
Lower Public Administration [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,608	2,050
Lower Public Administration [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	70,682	65,279
Other [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,485
Other [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,424
Other [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,573
Other [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,319
Other [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	940
Other [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,277
Other [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,168
Other [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,210
Other [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,297
Other [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,803
Other [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,732
Other [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 1,454
Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		65,279
Other [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		14,094
Other [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		13,218
Other [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		3,843
Other [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		5,478
Other [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		829
Other [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		1,926
Other [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		1,572
Other [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		1,273
Other [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		9,527
Other [member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		7,769
Other [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		4,456
Other [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		1,293
Other [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		€ 0